Average Annual Total Returns - NVIT BlackRock Managed Global Allocation Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	FTSE World Index (reflects no deduction for fees or expenses) 1 Year	FTSE World Index (reflects no deduction for fees or expenses) 5 Years	FTSE World Index (reflects no deduction for fees or expenses) Since Fund Inception	FTSE World Index (reflects no deduction for fees or expenses) Fund Inception Date	Blended Index (reflects no deduction for fees or expenses) 1 Year		Blended Index (reflects no deduction for fees or expenses) 5 Years		Blended Index (reflects no deduction for fees or expenses) Since Fund Inception		Blended Index (reflects no deduction for fees or expenses) Fund Inception Date
Total	14.55%	10.16%	6.11%	Jul. 07, 2015	16.33%	12.82%	10.82%		14.11%	[1]	9.67%	[1]	8.46%	[1]	[1]

[1]	The Blended Index is an unmanaged, hypothetical combination of S&P 500® Index (36%), FTSE World ex US Index (24%), BofA Merrill Lynch Current 5-Year US Treasury Index (24%) and Citigroup Non-US Dollar World Government Bond Index (16%).